Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred tax assets and liabilities
17.	Deferred tax assets and liabilities
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2022			2021
Million US dollar	Assets	Liabilities	Net	Assets	Liabilities	Net
Property, plant and equipment	191	(2 071)	(1 880)	91	(2 113)	(2 023)
Intangible assets	89	(9 582)	(9 492)	60	(9 796)	(9 736)
Inventories	102	(90)	12	88	(66)	22
Trade and other receivables	51	—	51	48	—	48
Interest-bearing loans and borrowings	852	(657)	195	905	(628)	277
Employee benefits	433	(9)	423	577	(8)	569
Provisions	533	(56)	477	511	(19)	492
Derivatives	51	(61)	(10)	11	(118)	(107)
Other items	532	(1 166)	(634)	407	(1 198)	(792)
Loss carry forwards	1 341	—	1 341	1 015	—	1 015

Gross deferred tax assets/(liabilities)	4 175	(13 693)	(9 518)	3 713	(13 947)	(10 235)

Netting by taxable entity	(1 874)	1 874	—	(1 743)	1 743	—

Net deferred tax assets/(liabilities)	2 300	(11 817)	(9 518)	1 969	(12 204)	(10 235)

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2022	2021	2020
Balance at 1 January	(10 235)	(10 607)	(11 105)

Recognized in profit or loss	701	348	32
Recognized in other comprehensive income	(177)	(166)	361
Other movements and effect of changes in foreign exchange rates	193	190	105

Balance at 31 December	(9 518)	(10 235)	(10 607)

Most of the

temporary differences are related to the fair value adjustment on intangible assets with indefinite useful lives and property, plant and equipment acquired through business combinations. The realization of the temporary differences on intangible assets acquired through business combinations is unlikely to revert within 12 months as they would be realized upon impairment or disposal of these intangibles which is currently not expected. The net deferred tax liabilities attributable to the US business and mainly related to purchase price accounting amount to
6.4
 billion US dollar as of 31 December 2022.
As of 31
 December 2022, deferred taxes of 11.0 billion US dollar (31 December 2021: 6.9 billion US dollar) were not recognized on a series of tax attributes. The tax attributes for which no deferred tax asset was recognized amount t
o
44.5
 billion US dollar compared to
27.9

billion US dollar as of 31 December 2021 and include tax losses carry forward either confirmed or resulting from tax positions under dispute, capital losses, foreign and withholding tax credits, excess dividend received deduction, excess interest carry forward, amongst others
.
42.7
 billion US dollar of these tax attributes do not have an expiration date,
0.1
 billion US dollar,
0.2
 billion US dollar and
0.2
 billion US dollar expire within respectively
1
,
2
and
3 years
, while
1.4

billion US dollar have an expiration date of more than 3 years. Deferred tax assets have not been recognized on these items because these are either contingent assets or it is not probable that future taxable profits will be available against which these tax losses and deductible temporary differences can be utilized and the company has no tax planning strategy currently in place to utilize these tax losses and deductible temporary differences.